PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.9%
Asset-Backed Securities 5.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007%(c)	04/20/35	2,250	$2,255,365
Apidos CLO, Series 2018-18A, Class A1R2, 144A	—(p)	01/22/38	1,750	1,750,000
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35	1,500	1,504,156
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A2R, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.197(c)	05/17/31	3,138	3,139,875
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.279(c)	01/16/33	2,211	2,217,892
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.017(c)	01/20/35	2,500	2,512,060
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A	—(p)	01/15/38	1,750	1,750,000

Total Asset-Backed Securities (cost $15,098,844)				15,129,348
Commercial Mortgage-Backed Securities 12.3%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	2,666	2,459,197
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,743	5,288,799
Series 2021-M01G, Class A2	1.518(cc)	11/25/30	2,500	2,103,468
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,069,884
Series 2022-M13, Class A2	2.680(cc)	06/25/32	5,000	4,392,104
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,877,609
Series K151, Class A3	3.511	04/25/30	900	856,046
Series K152, Class A2	3.080	01/25/31	375	347,719
Series K512, Class A2	5.000	11/25/28	5,000	5,084,734

Total Commercial Mortgage-Backed Securities (cost $33,995,500)				32,479,560

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bond 0.4%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP (cost $1,003,693)	1.400%	07/15/28	1,005	$906,689
U.S. Government Agency Obligations 57.5%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	431,775
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,897
Federal Farm Credit Bank	1.680	09/17/35	160	119,878
Federal Farm Credit Bank	1.730	09/22/31	600	500,300
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,063,742
Federal Farm Credit Bank	1.900	10/21/30	196	169,804
Federal Farm Credit Bank	2.040	03/19/40	1,330	905,558
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,937,831
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,325,957
Federal Farm Credit Bank	2.350	03/10/36	340	264,077
Federal Farm Credit Bank	2.400	03/24/36	222	176,911
Federal Farm Credit Bank	2.460	02/05/35	925	749,073
Federal Farm Credit Bank	2.490	05/19/36	165	131,017
Federal Farm Credit Bank	2.500	04/14/36	430	339,294
Federal Farm Credit Bank	5.480	06/27/42	1,000	986,268
Federal Home Loan Bank	1.150(cc)	02/10/31	485	404,036
Federal Home Loan Bank	1.250(cc)	03/17/31	100	89,856
Federal Home Loan Bank	1.350	02/18/31	20	16,612
Federal Home Loan Bank	1.500(cc)	05/27/31	100	90,038
Federal Home Loan Bank	1.750	06/20/31	980	826,002
Federal Home Loan Bank	1.790	12/21/35	965	715,272
Federal Home Loan Bank	1.870	02/08/36	245	183,496
Federal Home Loan Bank	2.000(cc)	05/27/31	140	126,420
Federal Home Loan Bank	2.050	05/12/31	145	124,570
Federal Home Loan Bank	2.090	02/22/36	325	247,707
Federal Home Loan Bank	4.250	09/10/32	370	366,683
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	234,284
MTN	1.300	08/12/30	50	42,170
MTN	1.460	08/17/35	280	201,895
MTN	1.899(s)	11/15/38	1,680	862,567

Federal Home Loan Mortgage Corp.	1.500	01/01/36	158	139,010
Federal Home Loan Mortgage Corp.	1.500	02/01/36	64	56,211
Federal Home Loan Mortgage Corp.	1.500	06/01/36	72	63,283
Federal Home Loan Mortgage Corp.	1.500	07/01/36	500	438,031

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	1.500%	11/01/50	767	$587,200
Federal Home Loan Mortgage Corp.	2.000	01/01/32	133	123,948
Federal Home Loan Mortgage Corp.	2.500	05/01/28	252	244,637
Federal Home Loan Mortgage Corp.	2.500	05/01/28	310	300,823
Federal Home Loan Mortgage Corp.	2.500	03/01/30	233	222,655
Federal Home Loan Mortgage Corp.	2.500	09/01/31	173	164,135
Federal Home Loan Mortgage Corp.	2.500	10/01/32	221	208,280
Federal Home Loan Mortgage Corp.	2.500	11/01/46	889	763,430
Federal Home Loan Mortgage Corp.	2.500	04/01/51	4,798	4,044,053
Federal Home Loan Mortgage Corp.	3.000	10/01/28	35	33,963
Federal Home Loan Mortgage Corp.	3.000	06/01/29	115	112,001
Federal Home Loan Mortgage Corp.	3.000	12/01/30	198	191,684
Federal Home Loan Mortgage Corp.	3.000	01/01/37	374	349,517
Federal Home Loan Mortgage Corp.	3.000	04/01/43	623	563,146
Federal Home Loan Mortgage Corp.	3.000	07/01/43	668	605,121
Federal Home Loan Mortgage Corp.	3.000	10/01/46	271	241,538
Federal Home Loan Mortgage Corp.	3.000	11/01/46	240	213,378
Federal Home Loan Mortgage Corp.	3.000	12/01/46	224	198,836
Federal Home Loan Mortgage Corp.	3.000	01/01/47	771	686,593
Federal Home Loan Mortgage Corp.	3.000	03/01/47	176	156,898
Federal Home Loan Mortgage Corp.	3.000	06/01/50	653	579,425
Federal Home Loan Mortgage Corp.	3.500	11/01/37	161	153,125
Federal Home Loan Mortgage Corp.	3.500	06/01/42	439	410,156
Federal Home Loan Mortgage Corp.	3.500	06/01/43	318	296,442
Federal Home Loan Mortgage Corp.	3.500	07/01/43	950	884,844
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,059	977,503
Federal Home Loan Mortgage Corp.	3.500	08/01/47	797	735,966
Federal Home Loan Mortgage Corp.	3.500	10/01/47	74	67,963
Federal Home Loan Mortgage Corp.	4.000	06/01/26	8	7,764
Federal Home Loan Mortgage Corp.	4.000	09/01/26	20	19,547
Federal Home Loan Mortgage Corp.	4.000	11/01/39	348	335,966
Federal Home Loan Mortgage Corp.	4.000	09/01/40	207	199,466
Federal Home Loan Mortgage Corp.	4.000	12/01/40	127	123,065
Federal Home Loan Mortgage Corp.	4.000	12/01/40	160	154,902
Federal Home Loan Mortgage Corp.	4.000	04/01/42	272	261,406
Federal Home Loan Mortgage Corp.	4.000	04/01/42	329	316,633
Federal Home Loan Mortgage Corp.	4.000	05/01/46	388	369,633
Federal Home Loan Mortgage Corp.	4.000	08/01/46	119	113,214
Federal Home Loan Mortgage Corp.	4.000	12/01/46	101	95,787
Federal Home Loan Mortgage Corp.	4.000	07/01/47	206	194,884
Federal Home Loan Mortgage Corp.	4.000	08/01/47	74	69,802
Federal Home Loan Mortgage Corp.	4.000	08/01/47	217	205,375

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	4.500%	09/01/39	444	$439,619
Federal Home Loan Mortgage Corp.	4.500	07/01/47	76	73,732
Federal Home Loan Mortgage Corp.	4.500	07/01/47	83	81,279
Federal Home Loan Mortgage Corp.	4.500	08/01/47	247	241,952
Federal Home Loan Mortgage Corp.	5.000	06/01/33	249	247,934
Federal Home Loan Mortgage Corp.	5.000	03/01/34	9	9,174
Federal Home Loan Mortgage Corp.	5.000	05/01/34	25	25,709
Federal Home Loan Mortgage Corp.	5.000	05/01/34	157	158,446
Federal Home Loan Mortgage Corp.	5.000	02/01/48	99	99,207
Federal Home Loan Mortgage Corp.	5.500	05/01/37	38	38,478
Federal Home Loan Mortgage Corp.	5.500	01/01/38	31	31,719
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,942	1,940,267
Federal Home Loan Mortgage Corp.	6.000	12/01/33	12	12,205
Federal Home Loan Mortgage Corp.	6.000	09/01/34	67	68,354
Federal Home Loan Mortgage Corp.	6.500	09/01/32	19	19,172
Federal Home Loan Mortgage Corp.	6.500	09/01/32	22	22,224
Federal Home Loan Mortgage Corp.	7.000	09/01/32	20	20,591
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,306,305
Federal National Mortgage Assoc.	1.500	02/01/36	182	160,045
Federal National Mortgage Assoc.	1.500	04/01/36	70	61,393
Federal National Mortgage Assoc.	1.500	06/01/36	74	64,870
Federal National Mortgage Assoc.	1.500	08/01/36	187	163,892
Federal National Mortgage Assoc.	1.500	12/01/36	438	382,321
Federal National Mortgage Assoc.	1.500	10/01/50	355	270,857
Federal National Mortgage Assoc.	1.500	11/01/50	2,618	2,002,587
Federal National Mortgage Assoc.	1.500	12/01/50	1,942	1,484,385
Federal National Mortgage Assoc.	1.780	11/16/35	100	74,113
Federal National Mortgage Assoc.	2.000	08/01/31	167	155,815
Federal National Mortgage Assoc.	2.000	05/01/36	1,899	1,708,870
Federal National Mortgage Assoc.	2.000	06/01/40	552	472,877
Federal National Mortgage Assoc.	2.000	02/01/41	3,773	3,219,563
Federal National Mortgage Assoc.	2.000	05/01/41	1,824	1,553,419
Federal National Mortgage Assoc.	2.000	09/01/50	4,154	3,351,299
Federal National Mortgage Assoc.(k)	2.000	10/01/50	10,412	8,416,446
Federal National Mortgage Assoc.	2.000	01/01/51	1,036	832,525
Federal National Mortgage Assoc.	2.500	06/01/28	91	88,446
Federal National Mortgage Assoc.	2.500	08/01/28	133	128,936
Federal National Mortgage Assoc.	2.500	08/01/29	29	27,592
Federal National Mortgage Assoc.	2.500	11/01/31	118	111,682
Federal National Mortgage Assoc.	2.500	02/01/36	390	359,864
Federal National Mortgage Assoc.	2.500	05/01/41	722	631,179
Federal National Mortgage Assoc.	2.500	06/01/41	1,123	981,306

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.500%	02/01/43	123	$106,915
Federal National Mortgage Assoc.	2.500	12/01/46	573	491,635
Federal National Mortgage Assoc.	2.500	01/01/50	1,264	1,069,939
Federal National Mortgage Assoc.	2.500	03/01/50	188	159,371
Federal National Mortgage Assoc.	2.500	05/01/50	904	766,258
Federal National Mortgage Assoc.	2.500	06/01/50	471	398,447
Federal National Mortgage Assoc.	2.500	08/01/50	3,553	3,006,323
Federal National Mortgage Assoc.	2.500	10/01/50	3,574	3,006,338
Federal National Mortgage Assoc.	2.500	03/01/51	2,309	1,942,253
Federal National Mortgage Assoc.	2.500	04/01/51	2,302	1,942,613
Federal National Mortgage Assoc.	2.500	05/01/52	820	695,919
Federal National Mortgage Assoc.	3.000	01/01/27	65	63,732
Federal National Mortgage Assoc.	3.000	08/01/28	214	208,840
Federal National Mortgage Assoc.	3.000	02/01/31	189	182,446
Federal National Mortgage Assoc.	3.000	11/01/36	133	123,894
Federal National Mortgage Assoc.	3.000	12/01/42	705	637,789
Federal National Mortgage Assoc.	3.000	02/01/43	310	280,721
Federal National Mortgage Assoc.	3.000	03/01/43	271	244,787
Federal National Mortgage Assoc.	3.000	04/01/43	293	264,990
Federal National Mortgage Assoc.	3.000	06/01/43	132	119,087
Federal National Mortgage Assoc.	3.000	06/01/43	258	233,130
Federal National Mortgage Assoc.	3.000	07/01/43	875	791,252
Federal National Mortgage Assoc.	3.000	09/01/46	698	620,837
Federal National Mortgage Assoc.	3.000	11/01/46	836	744,962
Federal National Mortgage Assoc.	3.000	11/01/46	895	794,414
Federal National Mortgage Assoc.	3.000	01/01/47	105	94,230
Federal National Mortgage Assoc.	3.000	04/01/47	1,823	1,621,423
Federal National Mortgage Assoc.	3.000	12/01/49	252	223,827
Federal National Mortgage Assoc.	3.000	12/01/49	541	479,094
Federal National Mortgage Assoc.	3.000	01/01/50	40	35,312
Federal National Mortgage Assoc.	3.000	06/01/50	226	199,464
Federal National Mortgage Assoc.	3.000	04/01/52	835	738,532
Federal National Mortgage Assoc.	3.000	05/01/52	2,893	2,571,089
Federal National Mortgage Assoc.	3.500	12/01/30	24	22,971
Federal National Mortgage Assoc.	3.500	11/01/32	747	726,652
Federal National Mortgage Assoc.	3.500	02/01/33	41	39,520
Federal National Mortgage Assoc.	3.500	05/01/33	67	65,401
Federal National Mortgage Assoc.	3.500	10/01/41	670	625,200
Federal National Mortgage Assoc.	3.500	12/01/41	187	174,395
Federal National Mortgage Assoc.	3.500	03/01/42	223	208,142
Federal National Mortgage Assoc.	3.500	05/01/42	826	770,410
Federal National Mortgage Assoc.	3.500	07/01/42	281	262,571

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	12/01/42	646	$602,139
Federal National Mortgage Assoc.	3.500	03/01/43	227	211,262
Federal National Mortgage Assoc.	3.500	06/01/45	1,394	1,286,514
Federal National Mortgage Assoc.	3.500	01/01/46	371	342,247
Federal National Mortgage Assoc.	3.500	12/01/46	702	646,943
Federal National Mortgage Assoc.	3.500	04/01/48	1,113	1,025,950
Federal National Mortgage Assoc.	3.500	11/01/48	744	685,423
Federal National Mortgage Assoc.	4.000	09/01/40	348	335,573
Federal National Mortgage Assoc.	4.000	01/01/41	436	420,013
Federal National Mortgage Assoc.	4.000	09/01/44	282	268,702
Federal National Mortgage Assoc.	4.000	06/01/47	1,018	963,532
Federal National Mortgage Assoc.	4.000	06/01/47	1,077	1,021,293
Federal National Mortgage Assoc.	4.000	08/01/47	221	209,915
Federal National Mortgage Assoc.	4.000	09/01/47	1,305	1,239,890
Federal National Mortgage Assoc.	4.000	10/01/47	651	617,095
Federal National Mortgage Assoc.	4.000	11/01/47	749	709,547
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	399,587
Federal National Mortgage Assoc.	4.500	04/01/41	330	326,171
Federal National Mortgage Assoc.	4.500	05/01/41	261	258,231
Federal National Mortgage Assoc.	4.500	01/01/45	94	92,309
Federal National Mortgage Assoc.	4.500	12/01/47	645	624,950
Federal National Mortgage Assoc.	4.500	06/01/48	134	130,602
Federal National Mortgage Assoc.	4.500	10/01/48	513	498,569
Federal National Mortgage Assoc.	4.500	06/01/52	938	901,820
Federal National Mortgage Assoc.	5.000	12/01/31	43	42,799
Federal National Mortgage Assoc.	5.000	03/01/34	119	119,298
Federal National Mortgage Assoc.	5.000	07/01/35	50	50,741
Federal National Mortgage Assoc.	5.000	09/01/35	38	38,542
Federal National Mortgage Assoc.	5.000	11/01/35	43	42,981
Federal National Mortgage Assoc.	5.000	05/01/36	18	18,545
Federal National Mortgage Assoc.	5.000	07/01/52	2,741	2,695,264
Federal National Mortgage Assoc.	5.500	02/01/34	112	112,649
Federal National Mortgage Assoc.	5.500	09/01/34	202	206,864
Federal National Mortgage Assoc.	5.500	02/01/35	181	184,948
Federal National Mortgage Assoc.	5.500	06/01/35	45	45,607
Federal National Mortgage Assoc.	5.500	06/01/35	73	73,983
Federal National Mortgage Assoc.	5.500	09/01/35	56	56,425
Federal National Mortgage Assoc.	5.500	09/01/35	136	138,624
Federal National Mortgage Assoc.	5.500	10/01/35	130	132,731
Federal National Mortgage Assoc.	5.500	11/01/35	60	61,023
Federal National Mortgage Assoc.	5.500	11/01/35	87	88,755
Federal National Mortgage Assoc.	5.500	11/01/36	3	3,279

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	10/01/52	405	$405,678
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	350
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	46
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	59
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	48
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	57
Federal National Mortgage Assoc.	6.000	09/01/34	5	5,159
Federal National Mortgage Assoc.	6.000	09/01/34	9	9,864
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,029
Federal National Mortgage Assoc.	6.000	11/01/34	21	21,472
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	56
Federal National Mortgage Assoc.	6.000	03/01/35	3	3,236
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	274
Federal National Mortgage Assoc.	6.000	12/01/35	50	50,734
Federal National Mortgage Assoc.	6.000	01/01/36	129	132,802
Federal National Mortgage Assoc.	6.000	05/01/36	36	36,659
Federal National Mortgage Assoc.	6.000	05/01/36	206	212,705
Federal National Mortgage Assoc.	6.500	07/01/32	149	152,830
Federal National Mortgage Assoc.	6.500	08/01/32	63	64,412
Federal National Mortgage Assoc.	6.500	09/01/32	18	18,754
Federal National Mortgage Assoc.	6.500	10/01/32	32	32,758
Federal National Mortgage Assoc.	6.500	10/01/32	173	177,402
Federal National Mortgage Assoc.	6.500	10/01/37	144	150,721
Federal National Mortgage Assoc.	7.000	12/01/31	58	60,074
Federal National Mortgage Assoc.	7.000	09/01/33	49	50,420
Federal National Mortgage Assoc.	7.000	11/01/33	51	52,478
Federal National Mortgage Assoc.	9.000	04/01/25	—(r)	2
Freddie Mac Coupon Strips	5.245(s)	03/15/31	505	381,179
Freddie Mac Strips	5.389(s)	07/15/32	565	404,194
Government National Mortgage Assoc.	2.000	10/20/51	2,015	1,656,147
Government National Mortgage Assoc.	2.500	12/20/46	147	128,342
Government National Mortgage Assoc.	2.500	08/20/51	1,962	1,677,851
Government National Mortgage Assoc.	3.000	03/15/45	474	423,947
Government National Mortgage Assoc.	3.000	07/20/45	1,104	991,434
Government National Mortgage Assoc.	3.000	07/20/46	531	477,955
Government National Mortgage Assoc.	3.000	08/20/46	997	894,697
Government National Mortgage Assoc.	3.000	10/20/46	80	71,869
Government National Mortgage Assoc.	3.000	02/20/47	1,504	1,347,581
Government National Mortgage Assoc.	3.000	05/20/47	283	254,017
Government National Mortgage Assoc.	3.000	12/20/47	100	90,096
Government National Mortgage Assoc.	3.000	04/20/49	405	363,583
Government National Mortgage Assoc.	3.000	09/20/51	871	772,821

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.500%	04/20/42	113	$106,354
Government National Mortgage Assoc.	3.500	01/20/43	711	663,913
Government National Mortgage Assoc.	3.500	04/20/43	315	294,550
Government National Mortgage Assoc.	3.500	03/20/45	416	386,624
Government National Mortgage Assoc.	3.500	04/20/45	223	207,402
Government National Mortgage Assoc.	3.500	07/20/46	809	749,168
Government National Mortgage Assoc.	3.500	03/20/47	76	70,690
Government National Mortgage Assoc.	3.500	07/20/47	463	428,127
Government National Mortgage Assoc.	3.500	02/20/48	1,007	929,669
Government National Mortgage Assoc.	3.500	11/20/48	265	244,989
Government National Mortgage Assoc.	3.500	01/20/49	230	212,267
Government National Mortgage Assoc.	3.500	05/20/49	368	340,007
Government National Mortgage Assoc.	4.000	02/20/41	149	143,843
Government National Mortgage Assoc.	4.000	06/20/44	296	284,620
Government National Mortgage Assoc.	4.000	08/20/44	91	86,972
Government National Mortgage Assoc.	4.000	11/20/45	174	166,594
Government National Mortgage Assoc.	4.000	11/20/46	161	154,189
Government National Mortgage Assoc.	4.000	02/20/47	140	133,761
Government National Mortgage Assoc.	4.000	10/20/47	148	140,438
Government National Mortgage Assoc.	4.000	12/20/47	107	101,469
Government National Mortgage Assoc.	4.000	07/20/48	311	295,515
Government National Mortgage Assoc.	4.000	02/20/49	362	343,217
Government National Mortgage Assoc.	4.000	03/20/49	597	567,438
Government National Mortgage Assoc.	4.500	02/20/40	91	90,369
Government National Mortgage Assoc.	4.500	01/20/41	57	56,086
Government National Mortgage Assoc.	4.500	02/20/41	267	264,753
Government National Mortgage Assoc.	4.500	03/20/41	135	133,357
Government National Mortgage Assoc.	4.500	06/20/44	200	197,241
Government National Mortgage Assoc.	4.500	02/20/46	17	16,500
Government National Mortgage Assoc.	4.500	03/20/46	84	83,083
Government National Mortgage Assoc.	4.500	03/20/47	388	380,964
Government National Mortgage Assoc.	4.500	08/20/47	69	67,851
Government National Mortgage Assoc.	4.500	01/20/48	53	51,804
Government National Mortgage Assoc.	4.500	02/20/48	319	312,242
Government National Mortgage Assoc.	4.500	05/20/52	1,781	1,722,895
Government National Mortgage Assoc.	5.000	07/15/33	166	165,808
Government National Mortgage Assoc.	5.000	09/15/33	253	251,887
Government National Mortgage Assoc.	5.000	04/15/34	12	12,303
Government National Mortgage Assoc.	5.500	02/15/34	121	125,870
Government National Mortgage Assoc.	5.500	02/15/36	70	72,050
Government National Mortgage Assoc.	8.500	04/15/25	—(r)	105
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630	504,847

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Resolution Funding Corp. Interest Strips, Bonds	3.584%(s)	04/15/30	1,175	$927,847
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	985	823,596
Resolution Funding Corp. Interest Strips, Bonds	4.333(s)	07/15/28	645	550,441
Resolution Funding Corp. Interest Strips, Bonds	4.343(s)	01/15/28	710	616,081
Resolution Funding Corp. Principal Strips, Bonds	4.247(s)	04/15/30	4,835	3,828,109
Resolution Funding Corp. Principal Strips, Bonds	4.273(s)	01/15/30	10,230	8,191,418
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,460,025
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	536,927
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	190,993
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300	1,326,758
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	20	12,489

Total U.S. Government Agency Obligations (cost $166,379,702)				151,760,645
U.S. Treasury Obligations 24.9%
U.S. Treasury Bonds	1.625	11/15/50	580	326,431
U.S. Treasury Bonds	2.250	08/15/49	1,135	752,115
U.S. Treasury Bonds	2.375	11/15/49	3,120	2,123,063
U.S. Treasury Bonds(k)	3.000	11/15/44	2,265	1,813,770
U.S. Treasury Bonds	3.000	02/15/49	3,090	2,396,198
U.S. Treasury Bonds	3.375	11/15/48	3,640	3,025,750
U.S. Treasury Bonds	3.875	05/15/43	665	616,580
U.S. Treasury Notes	3.875	08/15/34	5,365	5,237,581
U.S. Treasury Notes	4.125	10/31/31	235	235,220
U.S. Treasury Notes	4.250	11/15/34	165	166,057
U.S. Treasury Notes	4.375	05/15/34	7,425	7,539,855
U.S. Treasury Notes	4.625	04/30/29	3,175	3,243,709
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	503,021
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	899,095
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420	1,172,566
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	2,005,001
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,165,206
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650	1,249,951
U.S. Treasury Strips Coupon	3.903(s)	11/15/42	2,220	955,727
U.S. Treasury Strips Coupon	4.135(s)	02/15/39	5,690	2,989,695
U.S. Treasury Strips Coupon	4.267(s)	02/15/49	8,780	2,856,244
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	4,018,100
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	9,600	2,857,125
U.S. Treasury Strips Coupon	4.406(s)	08/15/43	4,340	1,809,407
U.S. Treasury Strips Coupon	4.546(s)	11/15/41	3,095	1,403,510
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	19,823

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.663%(s)	02/15/50	410	$128,381
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	252,226
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	50,852
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	74,848
U.S. Treasury Strips Coupon	5.317(s)	02/15/40	4,075	2,025,243
U.S. Treasury Strips Coupon(k)	5.346(s)	05/15/40	20,030	9,834,261

Total U.S. Treasury Obligations (cost $69,150,812)				65,746,611

Total Long-Term Investments (cost $285,628,551)				266,022,853

	Shares
Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $1,395,610)(wb)	1,395,610	1,395,610

TOTAL INVESTMENTS 101.4% (cost $287,024,161)		267,418,463
Liabilities in excess of other assets(z) (1.4)%		(3,619,333)

Net Assets 100.0%		$263,799,130

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
JPM—JPMorgan Chase Bank N.A.
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	3.000%	TBA	01/14/25	$(5,000)	$(4,360,885)
Federal National Mortgage Assoc.	4.000%	TBA	01/14/25	(1,500)	(1,403,045)
Government National Mortgage Assoc.	4.500%	TBA	12/19/24	(1,000)	(964,866)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,665,332)					$(6,728,796)

Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
216	2 Year U.S. Treasury Notes	Mar. 2025	$44,519,625	$95,577
149	5 Year U.S. Treasury Notes	Mar. 2025	16,032,632	110,771
				206,348
Short Positions:
35	10 Year U.S. Treasury Notes	Mar. 2025	3,891,563	(41,540)
18	10 Year U.S. Ultra Treasury Notes	Mar. 2025	2,066,344	(34,876)
376	20 Year U.S. Treasury Bonds	Mar. 2025	44,932,000	(1,204,512)
49	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	6,232,188	(187,541)
25	30 Year UMBS TBA – 3.0% Coupon	Jan. 2025	2,171,680	(26,692)
25	30 Year UMBS TBA – 3.5% Coupon	Dec. 2024	2,257,422	(26,888)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Futures contracts outstanding at November 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	30 Year UMBS TBA – 3.5% Coupon	Jan. 2025	$451,641	$(5,475)
5	30 Year UMBS TBA – 4.0% Coupon	Jan. 2025	467,500	(2,858)
				(1,530,382)
				$(1,324,034)
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,936	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.590%	$—	$(9,114)	$(9,114)
7,632	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.590%	—	1,060	1,060
7,835	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(23,554)	(23,554)
				$—	$(31,608)	$(31,608)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 4.780%	JPM	01/07/25	5,350	$50,982	$—	$50,982
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).